Note 25 - Reserves - Reserves in Equity (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019		Jan. 01, 2019	[1]	Dec. 31, 2018
Statement Line Items [Line Items]
Foreign currency translation reserve	$ (8,794)	$ (8,621)				$ (6,561)
Equity-settled share-based payment reserve	14,513	16,760				16,760
Contributed surplus	132,591	132,591				132,591
Total	$ 138,310	$ 140,730	[1]	$ 142,790		$ 142,790

[1]	The Group voluntarily changed its disclosure policy for exploration and evaluation assets to be disclosed separately as Exploration and evaluation assets rather than as part of Property, plant and equipment; similarly lease liabilities were classified separately from trade and other payables (refer to note 4(b)(i) and 4(b)(ii)). The new disclosure policies were adopted from December, 2020 and have been applied retrospectively.